Subsequent Event Transactions (Details) (USD $)	Feb. 13, 2014	Feb. 07, 2014	Feb. 04, 2014	Jan. 21, 2014	Oct. 15, 2013	Jun. 23, 2013	May 03, 2013	Apr. 30, 2013
Subsequent Event Transactions
No of shares issued for services								1,000,000
Per share value of shares						$ 0.20		$ 0.20
Value of consultation fee considered								$ 100,000
Value of stockissued						600,000
Series A Warrants Granted							1,877,333
Series B Warrants Granted							1,066,666
Series C Warrants Granted							2,346,666
Series A Warrants Granted Exercise Price							$ 0.20
Series B Warrants Granted Exercise Price							$ 0.25
Series C Warrants Granted Exercise Price							$ 0.25
Cash Commissions							13,600
Escrow Shares earned by Ventures stockholder						3,000,000
Rate Of Interest Per Annum		8.00%			10.00%
Accrued Interest Converted By Convertible Note Holder			26,325	23,400
Shares Issued For Accrued Interest Converted By Convertible Note Holder			450,000	400,000
Shares Issued For Warrants Exercised By Investor	1,877,333						853,333
Value Of Shares Issued For Warrants Exercised By Investor	109,824						170,667
Convertible Note Principal Face Value		$ 8,000,000
Convertible Note Conversion Rate		$ 0.10	$ 0.0585	$ 0.0585
Warrants Granted With Convertible Note		1,000,000
Exercise Price Of Warrants	$ 0.0585	$ 0.10					$ 0.20
Term Of Warrants Granted With Convertible Note		5 years